Share-Based Payment Arrangements - Summary Of Weighted-Average Exercise Prices Of Stock Options (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
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Balance – Beginning of period	866,789	423,303	349,657	95,000
Number Of Options Granted	347,049	487,775	153,828	323,278
Number Of Options Exercised			(7,639)	(50,838)
Number Of Options Forfeited	(256,934)	(40,088)	(32,777)	(17,783)
Number Of Options Expired	(91,689)	(4,201)	(6,433)
Number Of Options Cancelled	(6,480)		(33,333)
Balance – Ending of period	858,735	866,789	423,303	349,657
Exercisable	218,803	275,473	161,244	17,014
Balance – Beginning of period | $ / shares	$ 8.81	$ 11.01	$ 11.48	$ 11.7
Weighted Average Exercise Granted | $ / shares	4.05	7.1	9.99	11.2
Weighted Average Exercise Exercised | $ / shares			10.5	10.62
Weighted Average Exercise Forfeited | $ / shares	7.59	9.87	11.52	10.35
Weighted Average Exercise Expired | $ / shares	$ 10.46	11.03	$ 10.67
Weighted Average Exercise Price Cancelled	7.45%		10.50%
Balance – Ending of period | $ / shares	$ 7.03	8.81	$ 11.01	11.48
Exercisable | $ / shares	$ 10.96	$ 11.1	$ 11.7	$ 12.87
Balance – Beginning of period	6 years 3 months 18 days	7 years 6 months
Weighted Average Contractual Granted	9 years 9 months 18 days
Weighted Average Contractual Forfeited	8 years 8 months 12 days
Weighted Average Contractual Expired	2 years 7 months 6 days
Weighted Average Contractual Cancelled	8 years 8 months 12 days
Balance – Ending of period	6 years 3 months 18 days	7 years 6 months